SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,566,899	$ 1,472,590	$ 24,359
Related Party [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,566,899	1,472,590	24,359
Related Party [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,511,899	1,472,590	24,359
Related Party [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 55,000